UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654
Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments May 31, 2005 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (78.2%)
	Advertising/Marketing Services (1.0%)
$395	Interpublic Group of Companies, Inc. (The)	5.40%	11/15/09	$379,185
385	WPP Finance Corp. (United Kingdom)	5.875	06/15/14	406,221
				785,406
	Aerospace & Defense (0.9%)
175	Raytheon Co.	4.50	11/15/07	175,866
32	Raytheon Co.	6.75	08/15/07	33,703
100	Raytheon Co.	8.30	03/01/10	116,130
390	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	427,035
				752,734
	Air Freight/Couriers (0.5%)
125	Fedex Corp.	2.65	04/01/07	121,796
220	Fedex Corp.	7.25	02/15/11	249,552
				371,348
	Airlines (0.6%)
238	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	256,597
228	Continental Airlines, Inc.	6.648	09/15/17	220,345
				476,942
	Auto Parts: O.E.M. (0.3%)
265	Johnson Controls, Inc.	5.00	11/15/06	267,672

	Beverages: Alcoholic (0.6%)
505	Miller Brewing Co. - 144A**	4.25	08/15/08	502,485

	Building Products (0.2%)
160	Masco Corp.	4.625	08/15/07	161,304

	Cable/Satellite TV (2.4%)
1,040	Comcast Corp.	6.50	01/15/15	1,162,009
445	Cox Communications, Inc. - 144A**	4.625	01/15/10	442,778
335	Echostar DBS Corp.	6.375	10/01/11	340,025
25	Echostar DBS Corp. - 144A**	6.625	10/01/14	25,187
				1,969,999
	Casino/Gaming (1.2%)
290	Harrahs Operating Co. Inc. - 144A**	5.625	06/01/15	292,425
30	MGM Mirage Inc.	6.00	10/01/09	30,112
580	MGM Mirage Inc.	8.50	09/15/10	642,350
				964,887
	Containers/Packaging (0.7%)
565	Sealed Air Corp. - 144A**	5.625	07/15/13	575,643

	Department Stores (1.8%)
1,045	May Department Stores Co., Inc.	5.95	11/01/08	1,087,125
130	May Department Stores Co., Inc.	6.875	11/01/05	131,555
245	Penny (JC) Co., Inc.	7.40	04/01/37	257,250
				1,475,930

	Drugstore Chains (0.8%)
581	CVS Corp. - 144A**	5.789		01/10/26	613,613
53	CVS Corp. - 144A**	6.204		10/10/25	58,098
					671,711
	Electric Utilities (7.6%)
490	Arizona Public Service Co.	5.80		06/30/14	524,532
285	Arizona Public Service Co.	6.75		11/15/06	295,641
235	CC Funding Trust I	6.90		02/16/07	245,084
105	Cincinnati Gas & Electric Co.	5.70		09/15/12	111,864
335	Consolidated Natural Gas Co.	5.00		12/01/14	335,979
470	Consolidated Natural Gas Co. (Series B)	5.375		11/01/06	478,291
460	Consumers Energy Co.	4.80		02/17/09	465,760
475	Detroit Edison Co. - 144A**	4.80		02/15/15	473,838
365	Entergy Gulf States, Inc.	3.31	†	12/01/09	366,277
285	Entergy Gulf States, Inc.	3.60		06/01/08	278,784
590	Exelon Corp.	6.75		05/01/11	655,906
315	Jersey Central Power & Light Company	5.625		05/01/16	333,262
130	Ohio Edison Co.	5.45		05/01/15	134,615
495	Pacific Gas & Electric Co.	6.05		03/01/34	546,140
140	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	136,137
130	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	133,869
160	Reliant Energy, Inc.	6.75		12/15/14	153,200
110	Southern California Edison Co.	5.00		01/15/14	112,852
170	Texas Eastern Transmission, LP	7.00		07/15/32	205,017
180	Texas-New Mexico Power Co.	6.25		01/15/09	189,244
					6,176,292
	Electrical Products (0.6%)
480	Cooper Industries Inc.	5.25		07/01/07	490,135

	Electronic Equipment/Instruments (0.8%)
585	Xerox Corp.	7.125		06/15/10	625,950

	Finance/Rental/Leasing (6.2%)
510	CIT Group Inc.	2.875		09/29/06	502,612
320	CIT Group Inc.	7.375		04/02/07	338,049
855	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	829,391
430	Ford Motor Credit Co.	7.25		10/25/11	406,774
765	Ford Motor Credit Co.	7.375		10/28/09	740,675
770	MBNA Corp.	6.125		03/01/13	821,545
400	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	398,894
495	SLM Corp. (Series MTNA)	5.00		10/01/13	505,156
525	Toyota Motor Credit Corp.	5.65		01/15/07	538,840
					5,081,936
	Financial Conglomerates (7.0%)
735	Chase Manhattan Corp.	6.00		02/15/09	778,136
500	Citicorp	6.375		11/15/08	534,039
235	Citigroup Inc.	5.625		08/27/12	249,786
265	Citigroup Inc.	6.00		02/21/12	288,113
810	General Electric Capital Corp. (Series MTNA)	6.75		03/15/32	995,053
1,810	General Motors Acceptance Corp.	6.875		09/15/11	1,580,420
1,055	General Motors Acceptance Corp.	8.00		11/01/31	884,679
410	Prudential Funding LLC (Series MTN) - 144A**	6.60		05/15/08	437,608
					5,747,834
	Food Retail (1.2%)
625	Albertson’s Inc.	7.45		08/01/29	688,242
160	Safeway Inc.	6.15		03/01/06	162,104
150	Safeway Inc.	7.25		02/01/31	171,461
					1,021,807

	Food: Major Diversified (1.1%)
230	Conagra Foods, Inc.	6.00		09/15/06	234,668
615	Kraft Foods Inc. (The)	5.625		11/01/11	650,966
					885,634
	Food: Meat/Fish/Dairy (0.8%)
580	Smithfield Foods Inc.	7.00		08/01/11	610,450

	Forest Products (0.2%)
150	Weyerhaeuser Co.	6.00		08/01/06	152,501

	Gas Distributors (1.6%)
370	Nisource Finance Corp.	3.854	†	11/23/09	372,636
330	Nisource Finance Corp.	7.625		11/15/05	335,651
23	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628		09/15/06	23,902
335	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294		03/15/14	400,198
210	Sempra Energy	4.621		05/17/07	210,812
					1,343,199
	Home Furnishings (0.4%)
130	Mohawk Industries, Inc. (Class C)	6.50		04/15/07	135,634
170	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	194,684
					330,318
	Home Improvement Chains (0.4%)
300	Lowe’s Companies, Inc.	7.50		12/15/05	306,031

	Hospital/Nursing Management (0.9%)
625	HCA, Inc.	6.30		10/01/12	638,824
50	HCA, Inc.	7.875		02/01/11	54,973
					693,797
	Hotels/Resorts/Cruiselines (2.1%)
695	Hyatt Equities LLC - 144A**	6.875		06/15/07	719,531
265	Marriott International, Inc. (Series E)	7.00		01/15/08	282,512
170	Starwood Hotels & Resorts Worldwide, Inc.	7.375		05/01/07	178,075
510	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	573,113
					1,753,231
	Household/Personal Care (0.7%)
590	Clorox Co. (The) - 144A**	3.125		12/14/07	591,306

	Industrial Conglomerates (1.5%)
515	Honeywell International, Inc.	5.125		11/01/06	522,986
315	Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)	5.45		11/24/10	325,317
340	Hutchison Whampoa International Ltd. - 144A** (Cayman Islands)	6.50		02/13/13	370,266
					1,218,569
	Insurance Brokers/Services (2.6%)
1,135	Farmers Exchange Capital - 144A**	7.05		07/15/28	1,205,388
960	Marsh & McLennan Companies, Inc.	5.875		08/01/33	903,430
					2,108,818
	Investment Banks/Brokers (0.8%)
330	Goldman Sachs Group Inc. (The)	5.25		10/15/13	340,028
60	Goldman Sachs Group Inc. (The)	6.60		01/15/12	66,455
195	Goldman Sachs Group Inc. (The)	6.875		01/15/11	217,005
					623,488
	Life/Health Insurance (0.7%)
475	John Hancock Global Funding II - 144A**	7.90		07/02/10	552,812

	Major Banks (2.7%)
805	Bank of America Corp.	3.375		02/17/09	783,655
250	Bank of New York Co., Inc. (The)	5.20		07/01/07	255,390
560	HSBC Finance Corp.	6.75		05/15/11	624,693
475	Wachovia Bank NA (Series BKNT)	7.80		08/18/10	552,110
					2,215,848

	Major Telecommunications (3.9%)
340	AT&T Corp.	9.75	11/15/31	433,500
150	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	175,004
355	Deutsche Telekom International Finance Corp. (Netherlands)	8.75	06/15/30	484,013
485	France Telecom S.A. (France)	8.75	03/01/31	676,494
80	GTE Corp.	6.36	04/15/06	81,620
380	Sprint Capital Corp.	8.75	03/15/32	524,042
310	Telecom Italia Capital SpA - 144A** (Luxembourg)	4.00	01/15/10	301,225
365	Telecom Italia Capital SpA (Luxembourg)	4.00	11/15/08	358,900
165	Verizon Global Funding Corp.	7.25	12/01/10	186,119
				3,220,917
	Managed Health Care (3.3%)
835	Aetna, Inc.	7.875	03/01/11	976,293
790	Health Net, Inc.	9.875	04/15/11	943,674
270	UnitedHealth Group Inc.	7.50	11/15/05	274,012
175	WellPoint Health Networks Inc.	6.375	06/15/06	178,902
265	WellPoint Inc.	3.75	12/14/07	262,011
55	WellPoint Inc.	4.25	12/15/09	54,719
				2,689,611
	Media Conglomerates (1.8%)
220	News America Holdings, Inc.	7.28	06/30/28	252,980
600	News America Holdings, Inc.	7.75	02/01/24	721,321
400	Time Warner Co., Inc.	7.57	02/01/24	488,247
				1,462,548
	Medical Specialties (0.2%)
190	Fisher Scientific International, Inc.	6.75	08/15/14	198,075

	Motor Vehicles (2.2%)
270	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	297,414
100	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	112,135
490	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	602,513
75	Ford Motor Co.	7.45	07/16/31	62,881
40	General Motors Corp.	7.125	07/15/13	33,342
955	General Motors Corp.	8.375	07/15/33	733,225
				1,841,510
	Multi-Line Insurance (2.8%)
450	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	490,325
300	American General Finance Corp. (Series MTNF)	5.875	07/14/06	305,910
485	American General Finance Corp. (Series MTNH)	4.625	09/01/10	487,032
365	Equitable Life Assurance Society - 144A**	6.95	12/01/05	370,618
500	Hartford Financial Services Group, Inc.	7.75	06/15/05	500,704
135	Hartford Financial Services Group, Inc. (The)	2.375	06/01/06	132,426
				2,287,015
	Oil & Gas Production (2.8%)
410	Kerr-McGee Corp.	5.875	09/15/06	416,339
230	Kerr-McGee Corp.	6.625	10/15/07	236,533
55	Pemex Project Funding Master Trust	7.375	12/15/14	61,765
210	Pemex Project Funding Master Trust	7.875	02/01/09	230,580
1,170	Pemex Project Funding Master Trust	8.00	11/15/11	1,333,800
				2,279,017
	Oil Refining/Marketing (0.2%)
140	Ashland Inc. (Series MTNJ)	7.83	08/15/05	141,148

	Property - Casualty Insurers (1.1%)
645	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	646,896
250	St. Paul Travelers	5.01	08/16/07	253,570
				900,466
	Pulp & Paper (2.0%)
590	Abitibi-Consolidated Inc. (Canada)	8.55	08/01/10	600,325
245	Abitibi-Consolidated Inc. (Canada)	8.85	08/01/30	220,500
505	Bowater Canada Finance (Canada)	7.95	11/15/11	520,150
300	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	325,238
				1,666,213
	Railroads (1.9%)
305	Burlington North Santa Fe Railway Co.	4.575	01/15/21	305,320
230	CSX Corp.	2.75	02/15/06	228,392
160	CSX Corp.	9.00	08/15/06	169,577
190	Norfolk Southern Corp.	7.35	05/15/07	201,269
245	Union Pacific Corp.	6.625	02/01/08	259,327
210	Union Pacific Corp.	6.65	01/15/11	231,491
160	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	170,004
				1,565,380
	Real Estate Development (0.8%)
257	World Financial Properties - 144A**	6.95	09/01/13	278,266
347	World Financial Properties - 144A**	6.91	09/01/13	376,757
				655,023
	Real Estate Investment Trusts (0.1%)
100	EOP Operating L.P.	4.75	03/15/14	97,823

	Regional Banks (1.2%)
815	Marshall & Isley Bank (Series BKNT)	3.80	02/08/08	808,436
175	US Bancorp	5.10	07/15/07	178,840
				987,276
	Savings Banks (1.5%)
70	Household Finance Corp.	4.125	11/16/09	69,157
70	Household Finance Corp.	6.375	10/15/11	77,207
215	Household Finance Corp.	8.00	07/15/10	248,550
685	Washington Mutual Bank	5.50	01/15/13	717,285
105	Washington Mutual Inc.	8.25	04/01/10	120,922
				1,233,121
	Specialty Stores (0.3%)
185	Autonation, Inc.	9.00	08/01/08	202,112

	Tobacco (0.8%)
125	Altria Group, Inc.	7.00	11/04/13	138,974
435	Altria Group, Inc.	7.75	01/15/27	511,533
				650,507
	Wireless Telecommunications (0.4%)
285	AT&T Wireless Services, Inc.	7.875	03/01/11	331,135

	Total Corporate Bonds (Cost $64,015,808)			63,914,914

	Asset-Backed Securities (6.9%)
	Finance/Rental/Leasing
550	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	537,281
350	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08	346,076
550	Daimler Chrysler Auto Trust 2003-B A4	2.86	03/09/09	541,169
325	Ford Credit Auto Owner Trust 2005 B A3	4.17	01/15/09	326,101
450	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	446,638
600	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76	12/17/12	596,585

550	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09	540,697
800	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	783,289
500	TXU Electric Delivery Transition Bond Company 2004-1 A2	4.81	11/17/14	512,147
650	USAA Auto Owner Trust 2004-2 A4	3.58	02/15/11	644,555
350	Volkswagen Auto Lease Trust 2005-A A3	3.82	05/20/08	349,714

	Total Asset-Backed Securities (Cost $5,684,518)			5,624,252

	Foreign Government Obligations (2.0%)
395	Russian Federation	5.00	03/31/30	435,981
110	United Mexican States (Mexico)	8.375	01/14/11	128,590
860	United Mexican States (Mexico)	9.875	02/01/10	1,044,040
50	United Mexican States (Mexico) (Series MTN)	8.30	08/15/31	61,875

	Total Foreign Government Obligations (Cost $1,692,646)			1,670,486

	U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
21	Federal Home Loan Mortgage Corp.	7.50	09/01/30	22,868
38	Federal National Mortgage Association	7.50	09/01/29 - 04/01/32	40,699

	Total U.S. Government Agencies - Mortgage-Backed Securities
	(Cost $62,505)			63,567

	U.S. Government Obligations (10.0%)
2,275	U.S. Treasury Bond	6.125	08/15/29	2,854,415
2,350	U.S. Treasury Bond	6.375	08/15/27	3,000,842
1,550	U.S. Treasury Note	4.25	08/15/13	1,585,239
950	U.S. Treasury Strip	0.00	02/15/25	392,981
950	U.S. Treasury Strip	0.00	02/15/27	360,068

	Total U.S. Government Obligations
	(Cost $7,928,360)			8,193,545

	Short-Term Investments (1.7%)
	U.S. Government Obligations (0.1%)
100	U.S. Treasury Bill* (Cost $99,663) (a)	2.819	07/14/05	99,663

	Repurchase Agreement (1.6%)
1,327	Joint repurchase agreement account (dated 05/31/05; proceeds $1,327,112) (b) (Cost $1,327,000)	3.04	06/01/05	1,327,000

	Total Short-Term Investments
	(Cost $1,426,663)			1,426,663

	Total Investments
	(Cost $80,810,500) (c) (d)		98.9%	80,893,427

	Other Assets in Excess of Liabilities		1.1	832,195

	Net Assets		100.0%	$81,725,622

_________________________

*	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $75,260.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at May 31, 2005.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in a amount equal to $28,757,689 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,526,204 and the aggregate gross unrealized depreciation is $1,443,277, resulting in net unrealized appreciation of $82,927.

Bond Insurance:

FSA	Financial Security Assurance.

Morgan Stanley Income Trust

Futures Contracts Open at May 31, 2005:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

39	Short	US Treasury Notes
		2 Year, June 2005	$(8,115,657)	$(8,137)

76	Short	US Treasury Notes
		2 Year, September 2005	(15,786,626)	(18,018)

7	Short	US Treasury Notes
		5 Year, June 2005	(763,547)	(8,472)

23	Short	US Treasury Notes
		5 Year, September 2005	(2,501,609)	(9,402)

8	Long	US Treasury Notes
		10 Year, September 2005	906,125	9,517

7	Long	US Treasury Bonds
		20 Year, September 2005	822,063	9,489

		Net unrealized depreciation		$(25,023)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005